Related Party Transactions - Additional Information (Detail)							1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 21, 2021 USD ($) $ / shares	Feb. 04, 2021 USD ($) $ / shares shares	Feb. 02, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 07, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 30, 2020 shares	[1]
Related Party Transaction [Line Items]
Stock issued, Value | $									$ 250,204,170
Price per share | $ / shares	$ 10.00		$ 10.00		$ 10.00		$ 10.00	$ 10.00		$ 10.00	$ 10.00
Repayment of promissory note – related party | $										$ 136,833
Share Price | $ / shares	$ 10.00		$ 10.00		$ 10.00		$ 10.00	10.00		$ 10.00	$ 10.00
Number of consecutive trading days for determining share price							20 days			20 days
Commercial Paper [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross | $					$ 45,527		$ 45,527				$ 45,527
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares | shares			3,600,000
Sponsor [member]
Related Party Transaction [Line Items]
Stock issued, Value | $						$ 25,000
Percentage of company's issued and outstanding shares after the Initial Public Offering Owned				20.00%
Founder shares lock in period										1 year
Unsecured promissory note (the "Promissory Note"), Face amount | $						300,000
Debt instrument face value | $						300,000
Sponsor [member] | Private Placement warrant [Member]
Related Party Transaction [Line Items]
Number of Warrants held in trust | shares	922,453
Sponsor [member] | Common stock achieving Rupees Twelve Point Five [Member]
Related Party Transaction [Line Items]
Price per share | $ / shares	$ 12.50							12.50		$ 12.50
Share Price | $ / shares	$ 12.50							12.50		12.50
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price	30 days
Sponsor [member] | Common stock achieving Rupees Fifteen [Member]
Related Party Transaction [Line Items]
Price per share | $ / shares	$ 15.00							15.00		15.00
Share Price | $ / shares	$ 15.00							15.00		15.00
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price	30 days
Sponsor [member] | Common stock achieving Rupees Fifteen [Member] | Private Placement warrant [Member]
Related Party Transaction [Line Items]
Number of Warrants to be released | shares	307,484
Sponsor [member] | Common stock achieving Rupees Seventeen Point Five [Member]
Related Party Transaction [Line Items]
Price per share | $ / shares	$ 17.50							17.50		17.50
Share Price | $ / shares	$ 17.50							$ 17.50		$ 17.50
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price	30 days
Sponsor [member] | Common stock achieving Rupees Seventeen Point Five [Member] | Private Placement warrant [Member]
Related Party Transaction [Line Items]
Number of Warrants to be released | shares	307,484
Sponsor [member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Unsecured promissory note (the "Promissory Note"), Face amount | $						300,000
Repayment of promissory note – related party | $			$ 136,833
Debt instrument face value | $						$ 300,000
Sponsor [member] | Office space secretarial and administrative services [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction | $	$ 10,000						10,000
Expense paid to Sponsor | $								$ 30,000		$ 50,000
Sponsor [member] | Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Unsecured promissory note (the "Promissory Note"), Face amount | $	1,000,000	$ 1,000,000						1,000,000		1,000,000
Working Capital Loans, Conversion price | $ / shares		$ 1.50
Debt instrument face value | $	1,000,000	$ 1,000,000						1,000,000		1,000,000
Debt instrument convertible in to private warrants | $		$ 1,000,000
Debt instrument conversion price per share | $ / shares | $ / shares		$ 1.50
Convertible Debt, Fair Value Disclosures | $	988,400							988,400		988,400
Notes Payable | $	1,000,000							1,000,000		1,000,000
Working Capital Loans [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Working Capital Loans, Convertible amount | $	$ 1,500,000				$ 1,500,000		$ 1,500,000	$ 1,500,000		$ 1,500,000	$ 1,500,000
Working Capital Loans, Conversion price | $ / shares	$ 1.50				$ 1.50		$ 1.50	$ 1.50		$ 1.50	$ 1.50
Debt instrument conversion price per share | $ / shares | $ / shares	1.50				$ 1.50		$ 1.50	1.50		1.50	$ 1.50
Founder Shares [Member]
Related Party Transaction [Line Items]
Stock split effected				0.012	0.012						0.012
Founder shares issued | shares				6,900,000	6,900,000		6,900,000				6,900,000
Founder shares outstanding | shares				6,900,000	6,900,000		6,900,000				6,900,000
Common Class A [Member]
Related Party Transaction [Line Items]
Stock issued, Value | $									$ 2,760
Stock shares issued during the period shares | shares									27,600,000
Founder shares outstanding | shares					0		0		0		0
Price per share | $ / shares	18.00				$ 10.00		$ 10.00	18.00		18.00	$ 10.00
Share Price | $ / shares	18.00				$ 10.00		$ 10.00	18.00		18.00	$ 10.00
Common Class A [Member] | Share Price Equals Or Exceeds [Member]
Related Party Transaction [Line Items]
Price per share | $ / shares	12.00					$ 12.00		12.00		12.00
Share Price | $ / shares	$ 12.00					$ 12.00		$ 12.00		$ 12.00
Common Class A [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares | shares			3,600,000				27,600,000
Common Class A [Member] | Sponsor [member]
Related Party Transaction [Line Items]
Number of consecutive trading days determining lock in period							20 days			20 days
Number of trading days determining lock in period							30 days			30 days
Threshold number of days determining lock in period							120 days			120 days
Common Class B [Member]
Related Party Transaction [Line Items]
Founder shares outstanding | shares	6,900,000				6,900,000		6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	0
Common Class B [Member] | Over-Allotment Option [Member] | Shares Subject To Forfeiture [Member]
Related Party Transaction [Line Items]
Founder shares outstanding | shares					900,000		900,000				900,000
Common Class B [Member] | Over-Allotment Option [Member] | Share Price Equals Or Exceeds [Member]
Related Party Transaction [Line Items]
Founder shares outstanding | shares				900,000
Common Class B [Member] | Sponsor [member]
Related Party Transaction [Line Items]
Number of Shares not to transfer | shares	1,269,600
Common Class B [Member] | Sponsor [member] | Common stock achieving Rupees Twelve Point Five [Member] | Private Placement warrant [Member]
Related Party Transaction [Line Items]
Number of shares to be released | shares	423,200
Number of Warrants to be released | shares	307,485
Common Class B [Member] | Sponsor [member] | Common stock achieving Rupees Fifteen [Member]
Related Party Transaction [Line Items]
Number of shares to be released | shares	423,200
Common Class B [Member] | Sponsor [member] | Common stock achieving Rupees Seventeen Point Five [Member]
Related Party Transaction [Line Items]
Number of shares to be released | shares	423,200
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares | shares						5,750,000

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).